Basis for the Preparation of these Financial Statements and Applicable Accounting Standards	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Basis for the Preparation of these Financial Statements and Applicable Accounting Standards
3.	BASIS FOR THE PREPARATION OF THESE FINANCIAL STATEMENTS AND APPLICABLE ACCOUNTING STANDARDS
Presentation basis
Applicable Accounting Standards
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The consolidated financial statements of the Bank comprise the Standards and Interpretations adopted by the IASB and includes:

•	the IFRS;

•	the International Accounting Standards (IAS); and

•	the interpretations developed by the IFRS Interpretations Committee (IFRIC) or former IFRIC (SIC).
Going concern
The Bank’s management has made an assessment of its ability to continue as a going concern and is satisfied that it has the resources to continue in business for the foreseeable future. Furthermore, management is not aware of any material uncertainties that may cast significant doubt on the Bank’s ability to continue as a going concern. Therefore, these consolidated financial statements continue to be prepared on the going concern basis.
Figures expressed in thousands of pesos
These consolidated financial statements are presented in thousands of Argentine pesos in terms of purchasing power as of December 31, 2020, except otherwise indicated, and are rounded up to the nearest amount in thousands of pesos, unless otherwise expressly stated (see section “Measuring unit” of this note).
Statement of financial position - Disclosure
The Bank presents its consolidated statements of financial position in order of liquidity based on the Bank’s intention and perceived ability to recover/settle the majority of assets/liabilities of the corresponding consolidated financial statement line item. An analysis regarding recovery or settlement within 12 months after the reporting date and more than 12 months after the reporting date is disclosed in note 25.
Financial assets and financial liabilities are generally reported gross in the consolidated statement of financial position. They are only offset and reported net when there is a legal and enforceable right to offset such financial assets and liabilities and the Management also intends to settle them on a net basis or to realize assets and settle liabilities simultaneously.
These consolidated financial statements were prepared on a historical cost basis, except for certain financial instruments which were valued at fair value through Other Comprehensive Income (OCI) or at Fair Value Through Profit or Loss. For further information see note 12. In addition, derivative instruments (term and forwards transactions) both assets and liabilities were valued at Fair Value through Profit or Loss.
Comparative information
The statement of financial position as of December 31, 2020 is presented comparatively with the immediately preceding fiscal year and the statements of income and other comprehensive income, the statement of changes in shareholders’ equity and the statement of cash flows for the fiscal year ended December 31, 2020, are presented comparatively with those as of December 31, 2019 and 2018.

The figures related to comparative information have been restated to consider the changes in the general purchasing power of the functional currency and, as a result, are stated in terms of the measuring unit current at the end of the reporting period (see the section “Measuring unit”).
Measuring unit
These consolidated financial statements as of December 31, 2020 have been restated for the changes in the general purchasing power of the functional currency (Argentine pesos) of the Bank, as of that date, as established by IAS 29 “Financial Reporting in Hyperinflationary Economies”.
According to IFRS, the restatement of financial statements is needed when the functional currency is the currency of a hyperinflationary economy. To achieve consistency in identifying an economic environment of that nature, IAS 29 establishes (i) certain qualitative indicators, not limited to, consisting of analyzing the general population behavior, prices, interest rates and wages with changes to a price index and the loss of purchasing power, and (ii) as quantitative characteristic, which is the most used condition in practice, to test if a three-year cumulative inflation rate is around 100% or more. Due to miscellaneous macroeconomic factors, the three-year inflation rate exceeds that figures and the Argentine government goals and other available estimates also indicate that this trend will not be reversed in the short term.
The restatement was applied as if the economy had always been hyperinflationary; using a general price index that reflects changes in general purchasing power. To apply the restatement, a series of indexes were used, as prepared and published on a monthly basis by the Argentine Federation of Professionals Councils in Economic Sciences (FACPCE, for its acronym in Spanish), which combines consumer price index (CPI) on a monthly basis published by the Argentine Institute of Statistics and Censuses (INDEC, for its acronym in Spanish) since January 2017 (baseline month: December 2016) with the wholesale prices indexes published by the INDEC until that date. For the months of November and December 2015, for which the INDEC did not publish the wholesale price index (WPI) variation, the CPI variation for CABA was used.
Considering the abovementioned indexes, the inflation rate was 36.14% and 53.83% for the fiscal years ended on December 31, 2020 and 2019, respectively.
Below is a description of the restating mechanism provided by IAS 29:
Description of the main aspects of the restatement process for statements of financial position:

(i)
Monetary items (the ones that are already stated in terms of the current measuring unit) are not restated because they are already expressed in terms of the monetary unit current at the end of the reporting period. In an inflationary period, an entity holding monetary assets generates purchasing power loss and holding monetary liabilities generates purchasing power gain, provided that the assets and liabilities are not linked to an adjustment mechanism that offsets, in some extend such effects. The net gain or loss on a monetary basis is included in profit or loss for the period.

(ii)	Assets and liabilities subject to adjustments based on specific agreements is adjusted in accordance with such agreements.

(iii)
Non-monetary
items stated at current cost at the end of the reporting period, are not restated for presentation purposes in the statement of financial position, but the adjustment process must be completed to determine, in terms of constant measurement unit, the income or loss produced by holding these non-monetary
items.

(iv)
Non-monetary
items carried at historical cost or at current cost at some earlier date before the reporting date, are restated by an index that reflects the general level of price variation from the acquisition or revaluation date to the closing date, proceeding then to compare the restated amounts of those assets with their recoverable amounts. Income or loss for the period related to depreciation of property, plant and equipment and amortization of Intangible Assets and other non-monetary
cost are determined over the new restated amounts.

(v)	When an entity capitalizes borrowing cost in the non-monetary assets, the part of the borrowing cost that compensates for the inflation during the same period is not capitalized.

(vi)
The restatement of
non-monetary
assets in terms of a current measurement unit at the end of the reporting period, without an equivalent adjustment for tax purposes generates a taxable temporary difference and a deferred income tax liability is recognized and the contra account is recognized as profit or loss for the period. When, beyond the restatement, there is a revaluation of non-monetary
assets, the deferred tax related to the restatement is recognized in profit or loss for the period and deferred tax related to the revaluation is recognized in other comprehensive income for the period.

Description of the main aspects of the restatement process for statements of income and other comprehensive income:

(i)
Income and expenses are restated from the date the items were recorded, except for those income or loss items that reflect or include, in their determination, the consumption of assets measured at the currency purchasing power from a date prior to that which the consumption was recorded, which is restated using as a basis the acquisition date of the assets related to the item, except for income or losses arising from comparing the two measurements at currency purchasing power of different dates, for which it requires to identify the compared amounts, to restate them separately and to repeat the comparison, with the restated amounts.

(ii)	The gain or loss for holding monetary assets and liabilities, is separately disclosed in the consolidated statement of income.
Description of the main aspects of the restatement process for the statements of changes in shareholders’ equity:

(i)
All equity´s components are restated by applying a general price index, as mentioned before, from the beginning of the fiscal year and each variation of those components is restated from the contribution date or from the moment it was produced by any other way. The inflation adjustment related to “Capital stock” and “Additional paid-in
capital” is accumulated in “Adjustment to Shareholders’ Equity”.

(ii)	Other comprehensive income generated after the transition date are presented in terms of the measuring unit current at the end of the reporting period.
Description of the main aspects of the restatement process for the statement of cash flows:

(i)	All items are restated in terms of the measuring unit current at the end of the reporting period.

(ii)
The monetary gain or losses generated by cash and cash equivalents are separately disclosed in the statement of cash flows after the cash flow from operating investment activities and financing activities, in a separate and independent line, under the description “Total monetary effect on the fiscal year”.

As a consequence, the application of IAS 29 results in an adjustment for the loss of purchasing power of the Argentine peso recorded in the consolidated statement of income as a loss on the net monetary position. In a period of inflation, as the Bank holds an excess of monetary assets over monetary liabilities, it loses purchasing power, which results in a loss on the net monetary position. This loss is derived as the difference resulting from the restatement of non-monetary
assets and liabilities, equity and items in the consolidated statement of comprehensive income.
Basis for Consolidation
These consolidated financial statements include the financial statements of the Bank and its subsidiaries as of December 31, 2020.
Subsidiaries are all the entities controlled by the Bank. The Bank controls other entity when it is exposed, or has rights, to variable returns from its continuing involvement with such other entity, and has the ability to use its power to direct the operating and financing policies of such other entity, to affect the amounts of such returns.
This generally happens when there is a shareholding of more than half of its shares having voting rights.

Notwithstanding the above, under certain particular circumstances, the Bank may still have control with less than a 50% participating interest or may not have the control even if it holds more than half of the shares of such other entity. Upon evaluating whether it has power over the controlled entity, and therefore controls the variation of its returns, the Bank shall consider all relevant facts and circumstances, including:

•	The purpose and design of the controlled entity.

•	What the relevant activities are and how decisions about those activities are made and whether the Bank has the ability to direct such relevant activities.

•	Contractual arrangements such as call rights, put rights and liquidation rights.

•
Whether the Bank is exposed, or has rights, to variable returns from its involvement with such controlled entity, and whether the Bank has the ability to use its power over the controlled entity to affect the amount of the Bank’s returns.

The Bank has no interests in structured entities that required to be consolidated.
Subsidiaries are completely consolidated since the date of the effective transfer of the control over the same to the Bank and consolidation ceases when the Bank loses control over the subsidiaries. These consolidated financial statements include the assets, liabilities, income and each component of other comprehensive income of the Bank and its subsidiaries. Transactions between consolidated entities are completely eliminated.
Changes in a parent’s ownership interest in a subsidiary that do not result in the parent losing control of the subsidiary are equity transactions. However, if a parent company loses control of a subsidiary, it shall derecognize the assets (including any goodwill) and liabilities of the subsidiary, any non-controlling
interests in the former subsidiary and other capital components, while any profit or loss derived from the transaction, event or circumstances that resulted in the loss of control shall be recognized as in profit or loss, and any investment retained in the former subsidiary shall be recognized at its fair value at the date when control is lost.
The financial statements of the subsidiaries have been prepared as of the same dates and for the same accounting periods as those of the Bank, using uniform accounting policies consistent with those applied by the entity. In case necessary, adjustments shall be made to the financial statements of the subsidiaries so that the accounting policies used by the group will be uniform.
The Bank considers the Argentine peso as its functional and presentation currency. To such effect, before consolidation, the financial statements of its subsidiary Macro Bank Limited, originally expressed in US dollars, were translated to pesos (presentation currency) using the following method and applying the inflation adjustment above explained in section “Measuring unit” of this note:

•
Assets and liabilities were converted at the reference exchange rate of the BCRA, in force for that foreign currency at the closing of business on the last business day of the fiscal years ended December 31, 2020 and 2019.

•
Figures related to the owners’ contributions (capital stock, additional paid-in
capital and irrevocable capital contributions) were translated applying the effective exchange rates as of the date on which such contributions were paid in.

•	Income for the fiscal years ended December 31, 2020, 2019 and 2018 were translated to pesos on a monthly basis, using the monthly average of the reference exchange rate of the BCRA.

•
Foreign currency translation differences arising as a result of the preceding paragraphs are recognized as a separate component within the Shareholders’ Equity account reporting them in the statement of other comprehensive income, which is called “Foreign currency translation differences in financial statements conversion”.

On the other hand,
non-controlling
interests represent the portion of income and equity not directly or indirectly attributable to the Bank. In these consolidated financial statements they are disclosed as a separate line in the statement of financial position, the statement of income, the statement of other comprehensive income and the statement of changes in shareholders’ equity.

The Bank has consolidated into its financial statements the financial statements of the following companies:

Subsidiaries	Principal Place of Business	Country	Main Activity
Macro Securities SA (a) and (b)	Av. Eduardo Madero 1182 – CABA	Argentina	Stock exchange services
Macro Fiducia SA	Av. Leandro N. Alem 1110 – 1st floor. CABA	Argentina	Services
Macro Fondos SGFCISA	Av. Eduardo Madero 1182 – 24th floor, Office B – CABA	Argentina	Management and administration of mutual funds
Macro Bank Limited (c)	Caves Village, Building 8 Office 1 – West Bay St., Nassau	Bahamas	Banking entity
Argenpay SAU (d)	Av. Eduardo Madero 1182 – CABA	Argentina	Electronic payments services

(a)	Consolidated with Macro Fondos SGFCI SA (80.90% equity interest and voting rights).
(b)	The indirect interest of Banco Macro SA is held through Macro Fiducia SA.
(c)	Consolidated with Sud Asesores (ROU) SA (100% voting rights – Equity interest 20,453).
(d)	Consolidated with the Bank since May 2019, as the equity interest was acquired in such month.
The Bank’s equity interest and voting rights in the companies it consolidates is as follows:

•	As of December 31, 2020:

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting Rights
Macro Securities SA	Common	12,776,680	99.925%	99.932%	0.075%	0.068%
Macro Fiducia SA	Common	46,935,318	99.046%	99.046%	0.954%	0.954%
Macro Fondos SGFCISA	Common	327,183	99.939%	100.00%	0.061%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%
Argenpay SAU	Common	241,200,000	100.00%	100.00%

•	As of December 31, 2019

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting Rights
Macro Securities SA	Common	12,776,680	99.925%	99.932%	0.075%	0.068%
Macro Fiducia SA	Common	46,935,318	99.046%	99.046%	0.954%	0.954%
Macro Fondos SGFCISA	Common	327,183	99.939%	100.00%	0.061%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%
Argenpay SAU	Common	7,700,000	100.00%	100.00%
Total assets, liabilities and Shareholders’ equity of the Bank and its subsidiaries as of December 31, 2020 and 2019 are as follows:

As of 12/31/2020	Banco Macro SA	Macro Bank Limited	Macro Securities SA	Macro Fiducia SA	Argenpay SAU	Eliminations	Consolidated
Assets	754,592,917	7,561,808	19,266,913	88,400	351,736	(7,332,711)	774,529,063
Liabilities	603,048,974	4,957,062	17,597,611	5,380	169,722	(2,795,497)	622,983,252
Equity attributable to the owners of the Bank	151,543,943	2,604,746	1,592,455	83,020	182,014	(4,462,235)	151,543,943
Equity attributable to non-controlling interests			76,847			(74,979)	1,868

As of 12/31/2019	Banco Macro SA	Macro Bank Limited	Macro Securities SA	Macro Fiducia SA	Argenpay SAU	Eliminations	Consolidated
Assets	601,950,983	4,681,429	5,478,637	87,150	10,506	(6,056,504)	606,152,201
Liabilities	457,560,065	1,983,781	3,722,427	4,280	769	(1,511,952)	461,759,370
Equity attributable to the owners of the Bank	144,390,918	2,697,648	1,660,662	82,870	9,737	(4,450,917)	144,390,918
Equity attributable to non-controlling interests			95,548			(93,635)	1,913
The Bank’s Management considers there are no other companies or structured entities to be included in the consolidated financial statements as of December 31, 2020.
Summary of significant accounting policies
Below there is a description of the principal valuation and disclosure criteria used for the preparation of these consolidated financial statements as December 31, 2020 and 2019:

3.1	Assets and liabilities denominated in foreign currency
The Bank considers the Argentine Peso as its functional and presentation currency. The assets and liabilities denominated in foreign currency, mainly in US dollars, were valued at BCRA benchmark US dollar exchange rate effective as of the closing date of transactions on the last business day of each fiscal year.
Additionally, assets and liabilities denominated in other foreign currencies were translated at the repo exchange rate in US Dollars communicated by the BCRA’s dealing room. Foreign exchange differences were recorded in the related Statements of income as “Difference in quoted prices of gold and foreign currency”.

3.2	Financial Instruments

Initial Recognition and Measurement
The Bank recognizes a financial instrument when it becomes party to the contractual provisions thereof.
The purchase and sale of financial assets requiring the delivery of assets within the term generally established by the rules and regulations or the market conditions are recorded on the transaction’s trading date, i.e., on the date the Bank undertakes to acquire or sell the relevant asset.
At initial recognition, the financial assets and liabilities were recognized at fair value. Those financial assets and liabilities not recognized at fair value through profit or loss, were recognized at fair value adjusted for transactions costs directly attributable to the acquisition or issue of the financial asset or liability.
At initial recognition, the fair value of a financial instrument is generally the transaction price. Nevertheless, if part of the consideration received or paid is for something different from the financial instrument, the Bank estimates the fair value of the financial instrument. If the fair value is based on a valuation technique that uses only data from observable markets, the Bank shall recognize the difference between fair value at the initial recognition and the transaction price as gain or loss. When the fair value is based on a valuation technique that uses data from non-observable
markets, the Bank shall recognize that deferred difference in profit or loss only to the extent that it arises from a change in a factor (including time) that market participants would take into account when pricing the asset or liability, or when the instrument is derecognized.
Finally, in the normal course of business, the Bank arranges repo transactions. According to IFRS 9, assets involved in repurchase and reverse repurchase transactions and received from or delivered to third parties, respectively, do not qualify to be recognized or derecognized, respectively (see note 7).

Subsequent measurement – Business Model
The Bank established three categories for the classification and measurement of its debt instruments, in accordance with the Bank’s business model to manage them and the contractual cash flow characteristics thereof:

•	At amortized cost: the objective of the business model is to hold financial assets in order to collect contractual cash flows.

•
At fair value through other comprehensive income: the objective of the business model is both collecting the contractual cash flows of the financial asset and/or of those derived from the sale of the financial asset.

•	At fair value from profit or loss: the objective of the business model is generating income derived from the purchase and sale of financial assets.
Therefore, the Bank measures its financial assets at fair value, except for those that meet the following two conditions and are measured at amortized cost:

•	The financial assets are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows.

•	The contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.
The Bank’s business model is determined at a level that reflects how groups of financial assets are managed together to achieve a particular business objective.
The business model is not assessed on an
instrument-by-instrument
approach, but it should rather be determined on a higher level of aggregation and is based on observable factors such as:

•	How the performance of the business model and the financial assets held within that business model are evaluated and reported to the Bank’s key management personnel.

•	The risks that affect the performance of the business model (and the financial assets held within that business model) and, in particular, the way in which those risks are managed.

•	The expected frequency, value, timing and reasons of sales are also important aspects.
The assessment of the business model is performed on the basis of scenarios that the Bank reasonably expects to occur, without taking into account the scenarios such as the so-called
‘worst case’ or ‘stress case’ scenarios. If after the initial recognition cash flows are realized in a way that is different from the Bank’s expectations, the classification of the remaining financial assets held in that business model does not change, but it rather considers all relevant information to assess the newly originated or newly purchased financial assets.
Test of solely payments of principal and interest (the SPPI test)
As part of the classification process, the Bank assessed the contractual terms of its financial assets in order to determine if such financial instruments give rise to cash flows on specific dates which are solely payments of principal and interest on the principal amount outstanding.
For the purposes of this assessment, “principal” is defined as the fair value of the financial asset at initial recognition, provided such amount may change over the life of the financial instrument, for example, if there are repayments of principal or premium amortization or discount.
The most significant elements of interest within a loan agreement are typically the consideration for the time value of money and credit risk.
In order to SPPI test contractual cash flow characteristics, the Bank applies judgment and considers relevant factors such as the currency in which the financial asset is denominated and the period for which the interest rate is set.
However, contractual terms that introduce exposure to risks or volatility in the contractual cash flows that are unrelated to a basic lending arrangement, do not give rise to contractual cash flows that are solely payments of principal and interest on the principal amount outstanding. In such cases, financial assets are required to be measured at fair value through profit or loss.
Therefore, the financial assets were classified pursuant to the above expressed as “Financial assets at fair value through profit or loss”, “Financial assets at fair value through other comprehensive income” or “Financial assets at amortized cost”. Such classification is disclosed in note 12.

•	Financial assets and liabilities at fair value through profit or loss
This category presents two subcategories: financial assets at fair value held for trading and financial assets initially designated at fair value by the Management or under section 6.7.1. of IFRS 9. The Bank’s Management has not designated, at the beginning, financial assets at fair value through profit or loss.

The Bank classifies the financial assets as held for trading when they have been acquired or incurred principally for the purpose of selling or repurchasing it in the near term or when they are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking.
Financial assets and liabilities at fair value through profit or loss are recognized at fair value in the consolidated statement of financial position. Changes in fair value are recognized under the item “Net gain from measurement of financial instruments at fair value” in the consolidated statement of income, as well as interest income or expenses and dividends pursuant to the contractual terms and conditions, or when the right to receive payment of the dividend is established.
The fair value estimation is explained on a detail basis in section “Accounting judgments, estimates and assumptions” of this note and the note 12 describes the valuation process of financial instruments at fair value.

•	Financial assets at fair value through other comprehensive income (OCI)
A financial asset shall be measured at fair value through other comprehensive income if (i) the financial instrument is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and (ii) the contractual terms of the financial asset meet the determination that cash flows are solely payments of principal and interest on the principal amount outstanding.
Debt instruments at fair value through other comprehensive income are recognized in the consolidated statement of financial position at fair value. Profits and losses derived from changes in fair value are recognized in the consolidated statement of other comprehensive income as “Profits or losses from financial instruments measured at fair value through other comprehensive income”. Interest income (calculating by the “effective interest method”, which is explained in the following section), profit and loss from translation differences and impairment are recognized in the statement of income in the same manner as for financial assets measured at amortized cost and are disclosed as “Interest income”, “Differences in quoted prices of gold and foreign currency” and “Credit loss expense on financial assets”, respectively.
When the Bank has more than one investment on the same security, it must be considered that they shall be disclosed using the first in first out costing method.
On derecognition, gains and losses accumulated previously recognized in OCI are reclassified to profit or loss.

•	Financial assets at amortized cost – Effective interest method
They represent financial assets held in order to collect contractual cash flows and the contractual terms of which give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
After initial recognition, these financial assets are recognized in the statement of financial position at amortized cost using the effective interest method, less a loss allowance for expected credit losses (ECL).
Interest income and impairment are disclosed in the consolidated statement of income as “Interest income” and “Credit loss expense on financial assets”, respectively. Changes in the allowance for ECL are presented in note 9.
The effective interest method uses the rate that allows the discount of estimated future cash payments or receipts through the expected life of the financial instrument or lesser term, if applicable, to the net carrying amount of such financial instrument. When applying this method, the Bank identifies points paid or received, fees, premiums, discounts and transaction costs, incremental and direct costs as an integral part of the effective interest rate (hereinafter, EIR). For such purposes, interest is the consideration for the time value of money and for the credit risk associated with the amount of principal outstanding during a specific period of time.
When a financial asset becomes credit-impaired (as set out in Note 3.2.4) and is therefore regarded a ‘Stage 3’, the Bank calculates interest income by applying the effective interest method to the net amortized cost of the financial asset. If the financial asset cures (as outlined in Note 3.2.4) and is no longer credit-impaired, the Bank reverts to calculating interest income on a gross basis.

3.2.1	Cash and deposits in banks
They were valued at their nominal value plus the relevant accrued interest, if applicable. Accrued interests were allocated in the consolidated statement of income as “Interest income”.

3.2.2	Repo transactions (purchase and sale of financial instruments)
These transactions were recognized in the consolidated statement of financial position as financing granted (received), as “Repo transactions”.
The difference between purchase and sale prices of such instruments were recognized as interest accrued during the effective term of the transactions using the effective interest method and were allocated in the consolidated statement of income as “Interest income” and “Interest expense”.

3.2.3	Loans and other financing
They are
non-derivative
financial assets that the Bank holds within a business model whose objective is to hold financial assets in order to collect contractual cash flows and the contractual terms of which give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.
After initial recognition, loans and other financing were measured at amortized cost using the effective interest method, less a loss allowance for ECL. The amortized cost was calculated taking into account any discount or premium incurred in the origination or acquisition, and origination fees or commissions, which are part of the EIR. Income from interest was allocated in the consolidated statement of income as “Interest income”.

3.2.4	Impairment of financial assets

3.2.4.1.	Overview of the ECL principles
The Bank recognizes a loss allowance for ECL on loans, other financing and other debt instruments not measured at fair value through profit or loss along with loan commitments and financial guarantee contracts (not measured at fair value through profit or loss) and contract assets and accounts receivable on loans; hereinafter, the “financial instruments”. Equity instruments are not subject to impairment under IFRS 9.
The loss allowance for ECL is based on credit losses expected to arise during the life of a financial asset (lifetime ECL), unless there was no significant increase in credit risk since initial recognition, in which case the loss allowance is based on
12-month
ECL. The Bank’s policies to determine whether credit risk increased significantly are included in note 51.1.1.1. “Definitions of significant increase in risk, impairment and default.”
12-month
ECL is the portion of lifetime ECL that results from default events on a financial instrument that are possible within the 12 months after the reporting date.
Lifetime ECL and
12-month
ECL are calculated on an individual or collective bases according to the nature of the portfolio of financial instruments. The Bank’s policy to group the financial assets measured on a collective basis are explained in note 51.1.1.1.1 “Customers analyzed on a collective basis” and 51.1.1.1.2 “Customers analyzed on an individual basis.”
The Bank adopted a policy to assess, at the end of each reporting period, whether there was a significant increase in the credit risk of a financial instrument since initial recognition considering the change in risk that the default may occur during the remainder life of a financial instrument
.
This is further explained in note 51.1.1.1. “Definitions of significant increase in risk, impairment and default.”

According to the aforementioned process, the Bank groups its financial instruments into Stage 1, Stage 2 and Stage 3, also covering purchased or originated financial instruments that are credit impaired, as described below:

•
Stage 1: When financial instruments are recognized for the first time, the Bank recognizes a loss allowance according to
12-month
ECL. Stage
1-financial
instruments also include credit lines in which credit risk improved within the parameters established by the Bank and the financial instrument was reclassified to another stage.

•
Stage 2: When a financial instrument shows a significant increase in credit risk since initial recognition, the Bank books a loss allowance for lifetime ECL. Stage
2-financial
instruments also include credit lines in which credit risk improved within the parameters established by the Bank and the financial instrument was reclassified to Stage 3.

•
Stage 3: Financial instruments which credit value is impaired (as described in note 51.1.1.1. “Definitions of significant increase in risk, impairment and default.”) The Bank books a loss allowance for lifetime ECL.

•
Purchased or originated financial instruments that are credit impaired: financial instruments that are credit impaired upon initial recognition. Purchased or originated financial instruments that are credit impaired are booked at fair value upon initial recognition and interest income is recognized subsequently at a credit-adjusted effective interest rate. The loss allowance of ECL is only recognized or reversed provided that there is a subsequent change in ECL. The Bank did not purchase or generate credit-impaired financial instruments.

The Bank reduces the carrying amount of the financial instruments which amount owed it does not expect to recover in part or in full. This is considered a (partial) derecognition of the financial instrument.

3.2.4.2	The calculation of ECL
The Bank calculates ECL based on a three probability-weighted scenario to measure the expected cash shortfalls, discounted at an approximation to the EIR. A cash shortfall is the difference between the cash flows that are due to an entity in accordance with the contract and the cash flows that the entity expects to receive.
The key parameters to calculating ECL are as follows:

•
Probability of default (PD): It is an estimate of the probability of default during a certain time horizon. A default may occur only at a certain time during the period assessed if the credit line was not derecognized before and is still part of the portfolio. The concept of probability of default is explained in note 51.1.1.2. “The Bank’s internal rating and PD estimation process.”

•
Exposure at default (EAD): It is an estimate of the exposure to a future default date considering the expected changes in exposure after reporting date, including the settlement of principal and interest, whether they are scheduled by the agreement or otherwise, the expected disbursements on committed credit lines and interest accrued on late payments. The exposure at default is explained in note 51.1.1.3. “Exposure at default (EAD).”

•
Loss given default (LGD): It is an estimate of the loss arising in the event of default in a certain term. It is based on the difference between contractual cash flows and cash flows expected by the lender, including the performance of a guarantee or credit improvements related to the loan. In general, it is expressed as a percentage of the exposure at default. Further information of LGD is included in note 51.1.1.4. “Loss given default (LGD).”

When ECL are estimated, the Bank calculates these parameters for each one of the three scenarios (base case, intermediate and downside) weighed based on the estimated likelihood of occurrence and discounts the amount resulting from multiplying the aforementioned parameters by the effective interest rate determined upon initial recognition.
For credit cards and revolving lines of credit including both a loan and an unused loan commitment, ECL are calculated and disclosed with the loan. For loan commitments and financial guarantee contracts, ECL are recognized in “Provisions.”

The method for calculating ECL is summarized below:

•
Stage 1:
12-month
ECL are calculated as a portion of lifetime ECL, accounting for the ECL of financial instruments from default within the 12 months subsequent to year-end.
The Bank calculates the allocation of
12-month
ECL based on the expectation of default within 12 months after year-end.
These expected
12-month
probabilities of default are applied to an EAD and multiplied by the expected LGD and discounted by an approximation to the original effective interest rate. This calculation is made for each of the three scenarios (base case, intermediate and downside), as explained above.

•
Stage 2: When a financial instrument shows a significant increase in credit risk since initial recognition, the Bank books a loss allowance for lifetime ECL. The method is similar to the one explained above, including the use of different scenarios, but PD is estimated over the remainder life of the instrument. Expected cash shortfalls are discounted by an approximation to the original effective interest rate.

•
Stage 3: For financial instruments considered credit-impaired, the Bank recognizes the ECL for the remainder life of these financial instruments. The method is similar to those used by Stage
2-financial
instruments, with a PD set at 100%.

•
Loan commitments and credit cards: Upon estimating the lifetime ECL for loan commitments, the Bank estimates the expected portion of the loan commitment that will decline during 12 months or expected lifetime. The ECL is based on the present value of expected falls in cash flows if the loan is withdrawn based on weighing the three probability scenarios. Expected cash flows are discounted at a rate similar to the original rate of each transaction.

•
Guarantees and other commitments: The Bank’s liability under each guarantee is measured at the higher of the amount initially recognized less cumulative amortization recognized in the statement of income and the ECL provision. To such end, the Bank estimates the ECL based on the present value of the payments expected to be disbursed to the guarantee holder should the debtor fail to pay the debt. Cash flows are discounted by the risk-adjusted interest rate relevant to the disclosure. The calculation is made weighing the three scenarios. The ECL related to financial guarantee contracts are recognized in “Provisions.”

3.2.4.3	Prospective information
To determine a loss allowance in the calculation of ECL, the impact of the main macroeconomic variables should be analyzed to adjust historical information to the current conditions and short-term prospects. To such end, different and probable macroeconomic scenarios (base case, intermediate and downside) should be weighed upon using relevant variables in assessing credit risk (such as GDP growth, interest rate and CPI).
The inputs and models used for calculating ECL may not always capture all market characteristics as of the date of these consolidated financial statements. Consequently, the Bank may consider certain qualitative temporary adjustments to ensure that they are taken into account if they are material. Further information is included in note 51.1.2 “Prospective information.”

3.2.4.4	Debt instruments measured at fair value through other comprehensive income
The ECL of the debt instruments measured at fair value through other comprehensive income does not reduce the carrying amount of these financial instruments in the statement of financial position, which remains at fair value. Instead, an amount equal to the correction of value from these assets measured at amortized cost is recognized in “Other comprehensive income” as a cumulative impairment amount with the related charge to income. Cumulative loss recognized in “Other comprehensive income” is reclassified to the statement of income when the assets are derecognized.

3.2.4.5	Credit cards and other revolving credit lines
In the case of credit cards and other revolving lines of credit, the Bank does not limit its exposure to expected losses to the contractual notice period, but rather calculates ECL over a period that reflects the Bank’s expectations of customer behaviors, their unused credit commitments, the probability of default and the Bank’s future risk mitigation expectations, which may include reducing or settling the lines of credit. According to the Bank’s method, the period over which ECL are calculated for these products is three years.
The interest rate used to discount the ECL for credit cards is based on the average effective interest rate that is expected to be charged over the expected period of exposure to these lines of credit. This estimate considers that some of these lines of credit may be settled every month fully and consequently no interest would be charged.

3.2.4.6	Applications
Financial instruments are settled in part or in full after the first month in which the Bank has no reasonable expectations of recovering the financial instrument or part of the instrument. Should the amount to be settled be higher than the loss allowance for accumulated losses, the difference is considered an addition to the loss allowance that is then applied against the gross carrying amount. Any subsequent recovery is disclosed in the consolidated statement of income for the year of recovery in “Other operating income.”

3.2.4.7	Forborne and modified loans
The Bank considers a loan forborne when such modification is a result of the borrower’s present or expected financial difficulties. The renegotiation may include the extension of the payment terms and the agreement of new loan conditions. Once the conditions are renegotiated, the impairment is measured using the original effective interest rate as calculated before the conditions were amended. The Bank monitors forborne loans to ensure the continuity of future payments. Derecognition decisions and the classification between Stages 2 and 3 are determined on a case-by-case
basis for the commercial portfolio and collectively for consumer portfolio. Should these procedures identify a loss related to a loan, it is disclosed and managed as an impaired Stage 3 forborne asset until it is collected or derecognized.
When the loan is renegotiated or modified but it is not derecognized, the Bank also considers whether the assets should be classified in Stage 3. Once an asset is classified as renegotiated, it will continue in Stage 2 until it is collected in full or impaired (Stage 3).
If the modifications are substantial, the loan is derecognized and a new loan with different conditions is recognized.

3.2.4.8	Valuation of collaterals
To mitigate the risks of its financial instruments, the Bank seeks to use, when possible, collaterals. Collateral comes in various forms, such as cash, securities, letters of credit/guarantees, real estate, receivables, other non-financial
assets and credit enhancements, such as netting arrangements. Collateral, except for attached assets, is not recorded in the Bank’s statement of financial position. However, the fair value of collateral affects the calculation of ECL in certain products and customers assessed on an individual basis. The assessment is usually made at least at beginning date and it is reassessed on a regular basis.
Whenever possible, the Bank uses active market data to assess the financial instruments maintained as collateral. Other financial instruments that do not have readily determinable market values are valued using internal methods.
Non-financial
collateral, such as real estate, is valued based on data provided by third parties, such as mortgage brokers.

3.2.4.9	Collateral repossessed
The Bank’s policy is to determine whether an attached asset can be best used internally or should be sold. Assets determined to be useful internally are transferred to their relevant asset category at the lower of their attached value or the carrying value of the original secured asset.
The assets for which selling is determined to be a better option are transferred to assets held for sale at their fair value (if financial assets) and fair value less cost of sales for non-financial
assets at attachment date according to the Bank’s policy.
During the normal course of business, the Bank does not include in its portfolio the properties and other attached assets but rather uses external agents to recover the funds, generally through auctions, to settle the outstanding payable. Any surplus fund is reimbursed to the customer/debtor. Hence, residential properties under attachment proceedings are not booked in the balance sheet.

3.2.5	Financial liabilities

After initial recognition, certain financial liabilities were measured at amortized cost using the effective interest method, except for derivatives that were measured at fair value through profit or loss. Interests were allocated in the consolidated statement of income as “Interest expense”.
Within other financial liabilities the Bank included guarantees granted and eventual liabilities, which must be disclosed in the notes to the financial statements, when the documents supporting such credit facilities are issued and are initially recognized at fair value of the commission received, in the statement of financial position. After initial recognition, the liability for each guarantee was recognized at the higher of the amortized commission and the best estimate of the disbursement required to settle any financial obligation arising as a result of the financial guarantee.
Any increase in the liabilities related to a financial guarantee was recognized as income. The commission received has been recognized as “Commissions income” in the consolidated statement of income, based on the amortization thereof following the straight-line method over the effective term of the financial guarantee granted.

3.2.6	Derivative financial instruments

Receivables and payables from forward transactions without delivery of underlying assets
It includes forward purchase, sale transactions of foreign currency without delivery of traded underlying asset and put options. Such transactions were measured at the fair value of the contracts and were performed by the Bank with intermediation purposes on its own account. The originated income was allocated in the consolidated statement of income as “Net gain from measurement of financial instruments at fair value”.

Derecognition of financial assets and liabilities
A financial asset (or, if applicable, a part of a financial asset or a part of a group of similar financial assets) shall be derecognized when: (i) the contractual rights to the cash flows from the financial asset expire, or (ii) the Bank transfers the contractual rights to receive the cash flows of the financial asset or retains the contractual rights to receive the cash flows of the financial asset, but assumes a contractual obligation to pay the cash flows received immediately to a third party pursuant to a transfer agreement.
A transfer shall qualify for derecognition of the financial asset only if (i) the Bank has transferred substantially all the risks and rewards of ownership of the financial asset, or (ii) it has neither transferred nor retained substantially all the risks and rewards of ownership of the financial asset, but has transferred the control of the financial asset, considering that the control is transferred if, and only if, the transferee has the practical ability to sell the asset in its entirety to an unrelated third party and is able to exercise that ability unilaterally and without needing to impose additional restrictions on the transfer.
If the Bank neither transfers nor retains substantially all the risks and rewards of ownership of a transferred asset, and has retained the control over it, the Bank shall continue to recognize such transferred asset to the extent to which it is exposed to changes in the value of the transferred asset.

The Bank derecognizes a loan when the terms and conditions have been renegotiated and if, substantially, it becomes in a new loan, recognizing the difference for derecognition in profit or loss. If the modification does not generate substantially different cash flows, the modification does not result in derecognition of the loan. The Bank recalculates the gross carrying amount of the assets as present value of modified contractual cash flows, using for the discount the original EIR and recognizes profit or loss from modification, as explained in section 3.2.4.7 “Forborne and modified loans”.
On the other hand, a financial liability is derecognized when the obligation specified in the relevant contract is discharged, cancelled or expires. When there is an exchange between an existing borrower and lender of debt instruments with substantially different terms, or the terms are substantially modified, such exchange or modification shall be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability, recognizing the difference between the carrying amount of a financial liability extinguished or transferred to another party and the consideration paid, in the consolidated statement of income as “Other operating income”.
Reclassification of financial assets and liabilities – Changes in business model
During fiscal year 2020, the Bank’s management decided to update the objective related to certain investments, which are explained as follows:

•	Federal Government Treasury Bonds adjusted by Cer 1% - Maturity 08/05/2021
Taking into account the trend context in the local market in which a high volatility was observed due to the government debt renegotiation and the international crisis generated by the pandemic of
COVID-19,
and a significant increase of Federal Government Bonds issuance was also observed, the Bank’s management concluded that there were higher possibilities to perform business and generate benefits by arbitraging bonds that the Bank holds in its portfolio. As a consequence, during July and August 2020, the Bank’s management reclassified from the amortized cost business model to the fair value through profit or loss (FVPL) business model. At the reclassification dates abovementioned, the amortized cost amounted to 2,603,590 and 5,116,512, respectively, while the fair value as of that dates amounted to 3,604,389 and 5,511,940, respectively, generating reclassification gains for an amount of 1,000,799 and 395,428, respectively.

•	Federal Government Treasury Bonds adjusted by CER 2.5% – Maturity 07/22/2021
Taking into account the trend context of government debt renegotiation and the issuance of new domestic debts, the volatilities of debt securities prices that creates a scenario in which it is not clear that the cash flows of these holdings will be obtained through their negotiation, instead could be also generated by holding them to maturity. As a consequence during July and August 2020, the Bank’s management reclassified from FVPL business model to fair value through OCI (FVOCI) business model. At the reclassification dates, the reclassified investments amounted to 4,150,395 and 5,034,995, respectively. At the reclassification dates, the effective interest rates were 31.45% and 33.31%, respectively. As of December 31, 2020 the FV amounted to 4,214,500 and 5,057,400, respectively. The income recognized in the consolidated statement of income amounted to 718,356 and 676,818, respectively.

•	National Treasury bills at discount in pesos maturity 01/29/2021 and National treasury bills at discount in pesos maturity 02/06/2021
Due to high nominal return expected for assets denominated in pesos, during December 2020, the Bank’s management decided to adjust its investment policy in order to sell these holdings in a short term, before their maturity. As a consequence, these holdings were reclassified from FVOCI business model to FVPL business model. At the reclassification date, the investment amounted to 22,625,105 and 13,629,800, respectively.

•	Federal Government Treasury bonds in pesos adjusted by CER 2021.
Given a scenario with projections of increasing nominal returns and the short term duration of this investment measured at FVOCI, the Bank’s management considered with low probability and convenient to sell in the short term the entire holding, so it was considered opportune to reclassify at amortized cost business model 50% of this portfolio. At the reclassification date, the fair value amounted to 8,314,307, the amortized cost amounted to 8,287,135, recognizing an income of 27,172. As of December 31, 2020 the fair value of these investments amounted to 8,601,844, while the income that would have recognized in consolidated statement of other comprehensive income during the fiscal year amounted to 27,577.

3.3	Leases
The Bank assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

3.3.1	The Bank as a lessee
The Bank applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value
assets, which payments are recognized as rent expense on a straight-line basis. The Bank recognizes lease liabilities to make lease payments and right-of-use
assets representing the right to use the underlying assets.

•	Right-of-use assets
The Bank recognizes
right-of-use
assets at the commencement date of the lease.
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use
assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. The right of use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.
Right-of-use
assets are subject to impairment, in line with the Bank’s policy as described in section 3.9 of this note.

•	Lease liabilities
At the commencement date of the lease, the Bank recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Bank and payments of penalties for terminating a lease, if the lease term reflects the Bank exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Bank uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance
fixed lease payments or a change in the assessment to purchase the underlying asset.

3.3.2	The Bank as a lessor
The Bank grants loans through financial leases, recognizing the current value of lease payments as a financial asset, which is registered in the consolidated statement of financial position in the item “loans and other financing”. The difference between the total lease receivables and the current value of financing is recognized as interest to accrue. This income is recognized during the term of the lease using the EIR method, which reflects a constant rate of return and is recognized in the consolidated statement of income as “Interest income”. Losses originated for impairment are included in the consolidated statement of income as “Credit loss expense on financial assets”.

3.4	Investment in associates and joint arrangements
An associate is an entity over which the Bank has significant influence, i.e. the power to participate in the financial and operating policy decisions of such controlled entity, but without having the control thereof. Investments in associates were recognized through the equity method and they were initially recognized at cost. The Bank’s share in the profits or losses after the acquisition of its associates was accounted in the statement of income, and its share in other comprehensive income after the acquisition were accounted for in the consolidated statement of other comprehensive income.

A joint arrangement is an arrangement of which the Bank and other party or parties have joint control. Under IFRS 11 “Joint Arrangements”, investments in these arrangements are classified as joint ventures or joint operations depending on the contractual rights and obligations of each investor, regardless of the legal structure of the arrangement. A joint venture is an arrangement pursuant to which the parties having joint control of the arrangement have rights to the net assets of such arrangement. A joint operation is an arrangement pursuant to which the parties having joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. The Bank has assessed the nature of its joint arrangements and determined that the same are joint ventures. Investments in joint ventures were recognized using the equity method described in the paragraph above. See also note 14.

3.5	Property, plant and equipment
The Bank chose the cost model for all kinds of assets accounted for in this accounting item. These assets were carried at their cost less any accumulated depreciation and any accumulated impairment losses, if applicable. The historical cost of acquisition includes all expenses directly attributable to the acquisition of the assets. Maintenance and repair costs were accounted for in the consolidated statement of income as incurred. Any replacement and significant improvement of an item of property, plant and equipment is recognized as an asset only when it is likely to produce any future economic benefits exceeding the return originally assessed for such asset.
Depreciation of the items of property, plant and equipment was assessed in proportion to the estimated months of useful life, depreciating completely on the acquisition month of the assets and not on the derecognition date. In addition, at least at each financial year-end,
the Bank reviews if expectations regarding the useful life of each item of property, plant and equipment differ from previous estimates, in order to detect any material changes in useful life which, if confirmed, shall be adjusted applying the relevant correction to the depreciation of property, plant and equipment accounting item. Depreciation charges are recorded in the related statement of income as “Depreciation and amortization of fixed assets”.
The residual value of the assets, as a whole, does not exceed their recoverable amount.

3.6	Intangible Assets
Intangible assets acquired separately were initially measured at cost. After initial recognition, they were accounted for at cost less any accumulated depreciation (for those to which finite useful lives have been allocated) and any accumulated impairment losses, if applicable.
For internally generated intangible assets, only disbursements related with development are capitalized while the other disbursements are not be capitalized and are recognized in the statement of income for the period in which such expenditure is incurred.
Useful lives of intangible assets may be finite or indefinite.
Intangible assets with finite useful lives are amortized over their economic useful lives, and are reviewed in order to determine whether they had any impairment loss to the extent there is any evidence that indicates that the intangible asset may be impaired. The period and method of amortization for an intangible asset with a finite useful life are reviewed at least at the financial year-end
of each reporting period. Depreciation charges of intangible assets with finite useful lives are accounted for in the statement of income as “Depreciation and amortization of fixed assets”.
Intangible assets with indefinite useful lives are not amortized and are subject to annual tests in order to determine whether they are impaired, either individually or as part of the cash-generating unit to which such intangible assets were allocated. The Bank has not intangible assets with indefinite useful lives.
The gain or loss arising from the derecognition of an intangible asset shall be determined as the difference between the net disposal proceeds, if any, and the carrying amount of the asset, and it shall be recognized in the statement of income when the asset is derecognized.
Development expenditure incurred in a specific project shall be recognized as intangible asset when the Bank can demonstrate all of the following:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale,

•	its intention to complete the intangible asset and use or sell it,

•	how the intangible asset will generate probable future economic benefits,

•	the availability of adequate resources to complete the development, and

•	its ability to measure reliably the expenditure attributable to the intangible asset during its development.
After initial recognition of the development expenditure as an asset, such asset shall be carried at its cost less any accumulated amortization and any applicable accumulated impairment losses. Amortization shall begin when the development phase has been completed and the asset is available for use. The asset amortizes over the period in which the asset is expected to generate future benefits. Amortization is accounted for in the statement of income as “Depreciation and amortization of fixed assets”. During the development phase, the asset is subject to annual tests to determine whether there is any impairment loss.

3.7	Investment Property
The Bank included certain real properties that holds for undetermined future use, which were recognized pursuant to IAS 40 “Investment Property”.
For this kind of property, the Bank chose the cost model as described in note 3.5 Property, plant and equipment.
An investment property is derecognized on disposal or when the investment property is permanently withdrawn from use and no future economic benefits are expected from its disposal. The difference between the net disposal proceeds and the carrying amount of the asset is recognized in the consolidated statement of income in the period of the retirement or disposal as “Other operating income”.
An entity shall transfer a property to, or from, investment property when, and only when, there is a change in use. For a transfer from investment property to an item of property, plant and equipment, the property’s deemed cost for subsequent accounting is its fair value at the date of change in use. If an item of property, plant and equipment becomes an investment property the Bank recognizes the asset up to the date of change in use in accordance with the policy established for property, plant and equipment.

3.8	Non-current Assets Held for Sale
The Bank reclassifies in this category
non-current
assets of which the carrying amount will be recovered principally through a sale transaction rather than through continuing use. The asset (or disposal group) must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (or disposal groups) and its sale must be highly probable.
Non-current
assets classified as held for sale are measured, when they are reclassified to this category, at the lower of carrying amount and fair value less costs to sell and are disclosed in a separate item in the statement of financial position. Once these assets are classified as held for sale, depreciation and amortization ceased.
Profit or loss generated in the sale of assets held for sale is recorded in the consolidated statement of income as “Other operating income”.

3.9	Impairment of Non-financial Assets
The Bank evaluates, at least at each fiscal
year-end,
whether there are any events or changes in the circumstances that may indicate the impairment of non-financial
assets or whether there is any evidence that a
non-financial
asset may be impaired.
When there is any evidence or when an annual impairment test is required for an asset, the Bank shall estimate the recoverable amount of such asset. If the carrying amount of an asset exceeds its recoverable amount, such asset is deemed impaired and its carrying amount shall be reduced to its recoverable amount. To the date of these consolidated financial statements, there is no evidence of impairment of non-financial
assets.

3.10	Provisions
The Bank recognizes a provision if and only if the following circumstances are met: (a) the Bank has a present obligation as a result of a past event; (b) it is probable (i.e., it is more likely than not) that an outflow of resources embodying economic benefits will be required to settle the obligation; and (c) a reliable estimate can be made of the amount of the obligation.
In order to determine the amount of provisions, the risks and uncertainties were considered taking into account the opinion of independent and internal legal advisors of the Bank. Where the effect of the time value of money is material, the provisions shall be discounted using a pre-tax
rate that reflects if applicable, current risks specific to the liability. When the discount is recognized, the effect of the provision derived from the lapse of time is accounted for as “Interest expense” in the statement of income. Based on the analysis carried out, the Bank recognized as provision the amount of the best estimate of the expenditure required to settle the present obligation at the end of each fiscal year.
The provisions accounted for by the Bank are reviewed at the end of each reporting period or fiscal year, as applicable, and adjusted to reflect the current best available estimate. In addition, provisions are recognized with specific allocation to be used only for the expenditures for which they were originally recognized.
In the event: a) the obligation is possible; or b) it is not probable that an outflow of resources will be required for the Bank to settle the obligation; or c) the amount of the obligation cannot be estimated reliably, the contingent liability shall not be recognized and shall be disclosed in notes. Nevertheless, when the possibility of an outflow of resources is remote, no disclosures shall be made.

3.11	Recognition of income and expenses
The Bank recognized its streams of income and expenses as is explained below, in accordance with IFRS 9 and 15. The majority of Bank’s income and expenses are related to financial instruments, in general recorded using the effective interest method. The remaining income and expenses are recorded depending on the period in which the performance obligation is satisfied. In notes 29 to 32 are disclosed the streams and amounts for the years ended in December 31, 2020, 2019 and 2018.

3.11.1	Revenue from interests income and interests expense
Revenue from interest received and expenses for interest paid were recognized according to their accrual period, applying the effective interest method, which is explained in section “Financial assets at amortized cost – Effective interest method”.
Revenue from interest received includes the return on fixed income investments and negotiable instruments, as well as the discount and premium on financial instruments.
Bond coupons were recognized at the time they were declared.

3.11.2	Loan commissions
Commission charges and direct incremental costs related with the granting of financing facilities were deferred and recognized adjusting the EIR thereof.

3.11.3	Service commissions
The Bank earns service commissions from a diverse range of financial services it provides to its customers. Service commissions are recognized at an amount that reflects the consideration to which the Bank expects to be entitled in exchange for providing the services.
The performance obligation, as well as the timing of their satisfaction, are identified, and determined, at the inception date of the contract.
The Bank has generally concluded that it is the principal in its revenue arrangement because it typically controls the services before transferring them to customers.

3.11.3.1	Service commissions where performance obligations are satisfied at a point in time
Services provided where the Bank’s performance obligations are satisfied at a point in time are recognized once control of the services is transferred to the customer. This is typically on completion of the underlying transaction or service or, for fees or components of fees that are linked to a certain performance, after fulfilling the corresponding performance criteria.
The Bank typically has a single performance obligation with respect to these services, which is to successfully complete the transaction specified in the contract.

3.11.3.2	Service commissions where performance obligations are satisfied over certain period of time
Performance obligations satisfied over time are where the customer simultaneously receives and consumes the benefits provided by the Bank’s performance as the Bank performs.

3.11.4	Non-financial revenue and expenses
These items are recognized according to the recognition criteria established in the conceptual Framework, for example the requirement that revenues and expenses should be accrued.

3.12	Customer Loyalty Program
The loyalty program offered by the Bank consists in accumulating points generated by purchases made with the credit cards, which can be exchanged by any reward (including, among other offers, products, benefits and awards) available in the program platform.
The Bank concluded that the rewards to be granted originate a separate performance obligation. Therefore, at the end of each fiscal year, the Bank recognized a provision for the rewards to be granted in “Other financial liabilities”.
Based on the variables that the Bank takes into account in order to estimate the fair value of the points granted to customers (and the relation thereof with the exchange of the Reward), it is worthwhile to mention that such estimates are subject to a significant level of uncertainty (and variation) that should be considered. These considerations are described in detail in the section “Accounting judgments, estimates and assumptions” of this note.

3.13	Income Tax (see note 28)
Tax expense (tax income) comprises current tax expense (current tax income) and deferred tax expense (deferred tax income). This tax is accounted in the consolidated statement of income, except in the case of accounting items that are to be recognized directly in the consolidated statements of other comprehensive income. In this case, each accounting item is presented before assessing their impact on Income Tax, which is accounted for in the relevant accounting item.

•
Current income tax: the consolidated current income tax expense is the sum of the income tax expenses of the different entities that compose the Group (see note 1), which were assessed, in each case, by applying the tax rate to the taxable income, in accordance with the Income Tax Law, or equivalent rule or provision, of the countries in which any subsidiary operates.

•
Deferred income tax: it is assessed based on the separate financial statements of the Bank and of each of its subsidiaries and reflects the effects of temporary differences between the carrying amount of an asset or liability in the statement of financial position and its tax base. Assets and liabilities are measured using the tax rate that is expected to be applied to the taxable income in the years in which these differences are expected to be settled or recovered. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that will follow from the manner in which the Bank and its subsidiaries expect, at the end of the reporting period, to recover or settle the carrying amount of their assets and liabilities. Deferred tax assets and liabilities are measured by their nominal figures, without discount, the tax rates that are expected to be applied in the fiscal year in which the asset shall be realized or the liability shall be settled. Deferred tax assets are recognized when it is probable that taxable profit will be available against which the deductible temporary difference can be utilized.

On December 29, 2017 the Argentine Executive Power passed and put into effect the Tax Reform Act which, among other things, established a reduction of the corporate rate of income tax applicable to corporate retained earnings and also impacts on the measurement of deferred tax assets and liabilities. This reduction in the corporate rate of income had to be implemented gradually over the next four years dropping from the 35% rate applicable for and including the fiscal year 2017, to a 25% rate in 2020. On December 23, 2019 was passed Law 27,541 (see notes 28.b and 52) which suspends, until fiscal years beginning on January 1, 2021 included, the reduction to 25% of the income tax rate and the withholding of 13% over income and dividends distribution.

3.14	Earnings / (Loss) per share
Basic earnings / (loss) per share shall be calculated by dividing Net profit / (loss) attributable to parent´s shareholders of the Bank by the weighted average number of ordinary shares outstanding during the fiscal year. See also note 41.

3.15	Fiduciary activities and investment management
The Bank renders custody, administration, investment management and advisory services to third parties that originate the holding or placement of assets in the name of such third parties. These assets and the income on them are not included in these consolidated financial statements, since they are not owned by the Bank. The commissions derived from these activities are accounted for as “Commissions income” in the consolidated statement of income. See also notes 44, 45 and 48.

Accounting judgments, estimates and assumptions
The preparation of these consolidated financial statements requires the Bank’s Management to consider significant accounting judgments, estimates and assumptions that impact on the reported assets and liabilities, income, revenues and expenses, as well as the assessment and disclosure of contingent assets and liabilities, as of the end of the fiscal year. The Bank’s reported amounts are based on the best estimate regarding the probability of occurrence of different future events and, therefore, the uncertainties associated with the estimates and assumptions made by the Bank’s Management may drive in the future to final amounts that may differ from those estimates and may require material adjustments to the reported amounts of the affected assets and liabilities.
In certain cases, the financial statements prepared in accordance IFRS, require that the assets and liabilities to be recognized and/or presented at their fair value. The fair value is the amount at which an asset can be exchanged, or at which a liability can be settled, in mutual independent terms and conditions between participants of the principal market (or most advantageous market) duly informed and willing to transact in an orderly and current transaction. When prices in active markets are available, we have used them as basis for valuation. When prices in active markets are not available, the Bank estimated those values as values based on the best available information, including the use of models and other assessment techniques (for additional information regarding fair value estimates see note 12).
In estimating accrued taxes, the Bank assesses the relative merits and risks of the appropriate tax treatment considering statutory, judicial and regulatory guidance in the context of the tax position. Because of the complexity of tax laws and regulations, interpretation can be difficult and subject to legal judgment. It is possible that others, given the same information, may reach different reasonable conclusions regarding the estimated amounts of accrued taxes (for additional information regarding income tax see note 28).
In the normal course of business, the Bank is a party to lawsuits of various types. In note 49, are disclosed contingent liabilities with respect to existing or potential claims, lawsuits and other legal proceedings and record an accrual for litigation when it is probable that future costs will be incurred and these costs can be reasonably estimated.
As to the customer loyalty program, the Bank estimates the fair value of the points awarded to customers under the “Macropremia” program by applying statistics techniques. The data that feed the models include assumptions regarding exchange percentages, the product combinations available for exchange in the future and customers’ preferences.

Additionally, the measurement of impairment losses under IFRS 9 across all categories of financial instruments requires judgement, in particular, the estimation of the amount and timing of future cash flows and collateral values when determining impairment losses and the assessment of a significant increase in credit risk. These estimates are driven by a number of factors, changes in which can result in different levels of allowances (for additional information regarding impairment losses under IFRS 9 see notes 3.2.4 and 51.1.1).
New standards adopted in the fiscal year
For the fiscal year beginning on January 1, 2020, the following IFRS amendments are applicable and they did not have a material impact over these consolidated financial statements, as a whole.

1.	Amendments to the Conceptual Framework for Financial Reporting :
The modification to the Conceptual Framework includes some new concepts, provides updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts.
The changes to the Conceptual Framework may affect the application of IFRS in situations where no standard applies to a particular transaction or event.
This standard did not have a material impact on these consolidated financial statements since, currently, there are not material uncertainties about the application to a particular transaction or event.

2.	IFRS 3 “Business Combination” – amendments in definition of a business :
These amendments will help entities determine whether an acquisition made is a business or the purchase of a group of assets. The new amended definition emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits. This standard did not have a material impact on these consolidated financial statements since, currently, there are not business combination transactions.

3.	IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” – amendments to definition of material :
The new definition states that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments clarify that materiality will depend on the nature or magnitude of information or both. These amendments replaced the threshold “could influence” with “could reasonably be expected to influence”. This implies that the materiality assessment will need to take into account how primary users could reasonably be expected to be influenced in making economic decisions. This standard did not have a material impact on these consolidated financial statements.

4.	IFRS 16 “leases” – Amendment that provides accounting relief to lessees on lease modification accounting for rent concessions arising as a direct consequence of the COVID-19 :
This amendment excepts lessees to assess lease arrangement, on an individual basis, whether a rent concession arising as a direct consequence of
COVID-19
pandemic, is a lease modification and allows lessees to account the rent concession as if it was not a lease modification and charged it in the statement of income. This applies to rent concession related to
COVID-19
that reduces lease payments due on or before June 30, 2021. This standard did not have a material impact on these consolidated financial statements (see note 53).
New pronouncements
The new and amended standards and interpretation that are issued, but not yet effective, up to the date of issuance of these consolidated financial statements are disclosed below. The Bank intends to adopt these standards, if applicable, when they come effective.

a)
Amendments to IFRS 3 - Reference to the Conceptual: the amendments are intended to replace a reference to a previous version of the IASB’s Conceptual Framework with a reference to the current version issued in March 2018 without significantly changing its requirements. The amendments add an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” or IFRIC 21 “Levies”, if incurred separately. The exception requires entities to apply the criteria in IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date. At the same time, the amendments add a new paragraph to IFRS 3 to clarify that contingent assets do not qualify for recognition at the acquisition date. This amendment is applicable as of January 1, 2022. The Bank does not expect this standard to have a material impact on the consolidated financial statements.

b)
Amendments to IAS 16 - Property, Plant and Equipment (PP&E): proceeds before Intended Use. The amendment prohibits entities from deducting from the cost of an item of PP&E, any proceeds of the sale of items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss. This amendment is applicable as of January 1, 2022. The Bank does not expect this standard to have a material impact on the consolidated financial statements.

c)
Amendments to IAS 37 - Onerous Contracts – Costs of Fulfilling a Contract: the IASB issued amendments to IAS 37 to specify which
costs an entity needs to include when assessing whether a contract is onerous or loss-making. The amendments apply a ‘directly related cost approach’. The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract. The impact of these amendments on Entities that previously applied the incremental cost approach, is that they will see provisions increase to reflect the inclusion of costs related directly to contract activities, whilst entities that previously recognized contract loss provisions using the guidance from the former standard, IAS 11 Construction Contracts, will be required to exclude the allocation of indirect overheads from their provisions. This amendment is applicable as of January 1, 2022. The Bank does not expect this standard to have a material impact on the consolidated financial statements.

d)	Annual improvement cycle (2018-2020): the following is a summary of the amendments from the 2018-2020 annual improvements cycle:

•
IFRS 1 First-time Adoption of International Financial Reporting – Subsidiary as a first-time adopter: the amendment permits a subsidiary that elects to apply paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by the parent, based on the parent’s date of transition to IFRS. This amendment is also applied to an associate or joint venture that elects to apply paragraph D16(a) of IFRS 1. This amendment is applicable as of 1 January 2022.

•
IFRS 9 Financial Instruments Fees in the ’10 per cent’ test for derecognition of financial liabilities: the amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of them original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf.

•
IFRS 16 “Leases” Illustrative examples - Lease incentives: the amendment removes the Example 13 accompanying IFRS 16 of payments from the lessor relating to leasehold improvements. This removes potential confusion regarding the treatment of lease incentives when applying IFRS 16.

The Bank does not expect this standard to have a material impact on the consolidated financial statements.